Investment Strategy	Oct. 31, 2025
Wayfinder Dynamic U.S. Interest Rate ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder Dynamic U.S. Interest Rate ETF is an actively managed exchange-traded fund (“ETF”) whose investment objective seeks to provide investment results that, before fees and expenses, equal or exceed the performance of an investment that tracks the rolling 0-12 month segment of the United States Treasury Bill market. To do so, the Fund will primarily utilize a combination of long and short exchange-listed options (including FLEX Options, that is, customizable options) commonly called a box spread (“Box Spread”). The Fund’s investment in options differs from a direct investment in the United States Treasury Bill market.

In general, an option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) at or prior to a specified date (“expiration date”) in the near future. In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option,” the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price.

A Box Spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents and generally consists of four options. Two options create a synthetic long position and the other two options create an offsetting synthetic short position. All four options relate to a single equity security or an equity index and have the same expiration date. The selection of a single equity security or an equity index depends on market conditions and variables that may include but are not limited to liquidity, open interest, supply/demand, and relative prices. The synthetic long position consists of buying a call option and selling a put option on the same security or index where the call option and put option share the same strike and expiration date (a “Synthetic Long”). When purchasing a Box Spread, the Synthetic Long will have a strike price that is less than the strike price for the synthetic short position. The synthetic short consists of buying a put option and selling a call option on the same security or index with the same expiration date as the Synthetic Long but using a different strike price (a “Synthetic Short”). The difference between the strike prices of the Synthetic Long and the Synthetic Short will determine the expiration value (or value at maturity) of the Box Spread, which should be equivalent to a time value of return for debt instruments with a duration that is equal to the duration of the Box Spread.

The Fund’s investment adviser, Gladius, will invest the Fund’s assets in a series of Box Spreads with various expiration dates. The quantity and expiration dates of the Box Spreads held by the Fund will be based on several factors, including the Fund’s asset size, the effective yield for various Box Spread expiration dates available in the marketplace, and Gladius’ view of future interest rates. The Fund will only invest in a Box Spread when it expects a positive pre-tax return (after considering all costs to the Fund). Based upon historical examples of Box Spreads actually traded in the marketplace, Gladius expects that there will be market participants willing to sell Box Spreads to the Fund in sufficient quantities to satisfy the objective of the Fund. The Fund anticipates a typical maturity of up to one-year. For cash management purposes, the Fund may use the invest directly or through derivatives, including listed options, index options, or FLEX Options with customized terms. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes.

The Fund expects to terminate some or all of the Box Spreads prior to their respective expiration dates, when Gladius believes it is advantageous for the Fund to do so. This may include but is not limited to instances where the theoretical or modeled option price is greater than current market prices and when changes occur in supply/demand or in the relative pricing value of the options. Upon expiration or sale of any Box Spread, Gladius may seek to purchase additional Box Spreads at an effective yield and expiration date that offers favorable risk and reward characteristics under current market conditions. The Fund may also invest in cash, cash equivalents, money market funds, treasury bills, swaps, or futures. The Fund’s strategy is expected to result in high portfolio turnover. The return that the Fund expects to earn from Box Spreads will fluctuate but remain consistent with the market rate for similar short-term interest rate sensitive securities as reflected by the Federal Funds Futures market. The Federal Funds Futures market is a marketplace for trading financial contracts that are based on the average monthly federal funds rate, which is the overnight interest rate at which banks lend reserves to one another. This market allows participants to hedge against or speculate on changes in short-term interest rates, including those influenced by the Federal Reserve’s monetary policy.

The Fund will engage in active and frequent trading of portfolio securities to achieve its investment objective. In order to achieve its objective, the Fund will typically purchase a new Box Spread at the time (or as soon as reasonably practicable thereafter, subject to market conditions and the availability of trading venues) any existing Box Spread expires or is terminated or when Gladius believes purchasing a new Box Spread would offer a favorable investment opportunity. The Fund may also sell or “roll” any Box Spread at any time. When rolling a Box Spread, the Fund enters into a trade where it simultaneously closes on each component of an existing Box Spread while opening a new Box Spread position. The Fund may also sell Box Spreads that utilize the same or different reference assets, strike prices, and expiration dates as Box Spreads owned by the Fund. When selling or rolling a Box Spread, the Fund may incur additional transaction costs than if it waited until such Box Spread expired.

The Fund may also utilize conversions and reversals. A conversion (reversal) order is an order involving the purchase (sale) of a put option and the sale (purchase) of a call option in equivalent units with the same strike price and expiration in the same underlying asset, and the purchase (sale) of the related instrument.

While investing in a particular market sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Under normal market conditions, the Fund generally invests substantially all, but at least 80% of its net assets in U.S. securities and/or derivatives. For purposes of this policy, investments that are considered tied economically to the United States include, but are not limited to: securities of issuers that are organized or incorporated under the laws of the United States; issuers whose principal place of business is in the United States; issuers that derive a majority of their revenues from business activities within the United States; U.S. Treasury securities and U.S. Treasury futures contracts; and other financial instruments that provide exposure to U.S. equity or fixed income markets, including derivatives based on U.S. indices or securities.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund expects to make sufficient distributions as required by the Code so that it is not subject to net U.S., federal income tax.

An important feature of the Box Spread is that it aims to eliminate risk tied to price movements in the underlying securities referenced in the options within the Box Spread. This is due to the offsetting synthetic long and short linear exposures used in the construction, which net against each other. The only residual market exposure is to short-term interest rates.

Buying (or selling) a Box Spread has economic similarities to buying (or selling) a zero-coupon bond. A zero-coupon bond does not pay periodic coupons, but the bond trades at a discount to its face value. The maturity value of a zero-coupon bond is comparable to the difference in the strike prices of the Box Spread. The maturity date of a zero-coupon bond is comparable to the expiration date of the options comprising the Box Spread. When constructing a Box Spread, the strike price of the Synthetic Long will be at a lower strike price than the strike price of the Synthetic Short. When buying or selling a Box Spread, the buyer or seller generally expects the price of the Box Spread to be less than the difference in the strike prices of the Box Spread. A buyer or seller of a Box Spread will earn a profit or loss equal to the difference between the beginning price (price paid to buy or received if sold) and the ending price (expiration value or closing trade price). If the Fund holds the Box Spread until expiration, then its profit or loss will be determined by the difference between the price it paid to buy the Box Spread (or received in the case of selling the Box Spread) and the value of the Box Spread upon expiration.

As an example, a typical Box Spread could include the simultaneous purchase of a call option and sale of a put option (i.e. Synthetic Long) with a strike of $1,000 on the SPDR S&P 500 ETF Trust (“SPY”) together with the sale of a call option and purchase of a put option (i.e. Synthetic Short) with a strike of $2,000 on the SPY where all four of these options share the same expiration date. The expiration or maturity value would be the difference in the strikes or $1,000 in this case. The expected profit earned would equal the difference between the price paid for this Box Spread and its expiration value of $1,000 minus any transaction costs associated with the options trades. The effective yield on each Box Spread is determined by annualizing the profit over the price paid.

Strategy Portfolio Concentration [Text]	The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. Under normal market conditions, the Fund generally invests substantially all, but at least 80% of its net assets in U.S. securities and/or derivatives.
Wayfinder U.S. Dispersion ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder U.S. Dispersion ETF is an actively-managed exchange-traded fund (“ETF”) whose investment objective seeks to provide portfolio diversification and relative value, market-neutral returns by capturing volatility differences between an equity index and its individual constituent components. To do so, the Fund will primarily utilize the purchasing and selling of individual equity options, equity index options, and/or swaps. The Fund generally targets broad U.S. equity indices, such as the S&P 500, as the reference index for its dispersion strategy. The Adviser may select other major indices (e.g., Nasdaq 100 or Russell 1000) based on liquidity, volatility characteristics, and relative value opportunities, reviewing such selections periodically to maintain the Fund’s investment objectives.

In general, an option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) at or prior to a specified date (“expiration date”) in the near future. In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option,” the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price.

The Fund’s investment adviser, Gladius, may hedge the Fund’s overall market exposure or individual portfolio positions using the underlying securities or economically equivalent instruments. Such hedges may be established or adjusted on a daily or intra-day basis as market conditions warrant.

The Fund may hold long or short positions, directly or through derivatives, including listed options, index options, and FLEX Options, which are exchange-traded option contracts with uniquely customizable terms. In addition to or in lieu of utilizing options, the Fund may also obtain physical or synthetic exposure to equity or fixed income markets through derivative instruments such as swaps, forwards, and futures contracts. Gladius will determine the size of each such long or short position based on its assessment of the risk and reward presented to the overall portfolio.

The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instruments, cash or cash equivalents for cash management purposes. For cash management purposes, the Fund may use the Underlying Fund, or similar strategies directly or through derivatives, including listed options, index options, or FLEX Options with customized terms. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. The Underlying Fund primarily utilizes a combination of long and short exchange-listed options (including FLEX Options) commonly called a box spread (“Box Spread”).

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Under normal market conditions, the Fund generally invests substantially all, but at least 80% of its net assets in U.S. securities and/or derivatives that seek to replicate the returns of U.S. securities. For purposes of this policy, investments that are considered tied economically to the United States include, but are not limited to: securities of issuers that are organized or incorporated under the laws of the United States; issuers whose principal place of business is in the United States; issuers that derive a majority of their revenues from business activities within the United States; U.S. Treasury securities and U.S. Treasury futures contracts; and other financial instruments that provide exposure to U.S. equity or fixed income markets, including derivatives based on U.S. indices or securities.

The Fund intends to elect to be, and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. Under normal market conditions, the Fund generally invests substantially all, but at least 80% of its net assets in U.S. securities and/or derivatives that seek to replicate the returns of U.S. securities.
Wayfinder Gold ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder Gold ETF is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by aiming to deliver attractive total return with less volatility than an outright investment in gold over a full market cycle. Under normal circumstances, the Fund expects to invest at least 80% of its net assets in “Gold Investments.” Gold Investments include (i) securities related to gold, including but not limited to other ETFs, exchanged-traded notes and other exchange-traded products related to issuers principally engaged in the gold industry or otherwise backed by or linked to the price of physical gold and (ii) exchange-traded gold options contracts and other exchange-traded or over-the-counter (“OTC”) derivatives (i.e., options on futures, futures and swaps) that the Fund’s investment adviser, Gladius, reasonably believes correlate to the investment returns of physical gold, based on its determination of the notional value of such derivative instruments. As discussed below, the Fund makes some investments through a special purpose trading subsidiary in which the Fund may invest up to 25% of its total assets.

The Fund expects to utilize U.S. listed options but may also invest in options listed on international exchanges or in OTC markets. In general, an option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) at or prior to a specified date (“expiration date”) in the near future. In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option,” the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price.

The Fund may invest up to 20% of its assets in fixed-income securities, such as U.S. Treasury securities; money market securities and cash or cash equivalents; and equity and debt securities unrelated to gold or the gold industry. The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instruments, cash or cash equivalents for cash management purposes. For cash management purposes, the Fund may use the Underlying Fund, or similar strategies directly or through derivatives, including listed options, index options, or FLEX Options with customized terms. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. The Underlying Fund primarily utilizes a combination of long and short exchange-listed options (including FLEX Options, that is, customizable options) commonly called a box spread (“Box Spread”).

The Fund may write covered call options on securities held in its portfolio. The Fund’s covered call strategy seeks to provide exposure to the price of physical gold and current income from the option premiums, subject to a limitation on the opportunity to profit from an increase in the commodity price above the strike price of written options. The Fund’s writing of covered call options may be treated as straddles for tax purposes, which could cause certain of the Fund’s realized losses to be deferred under straddle rules in the Code.

The Fund expects to make certain Gold Investments by investing through a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Gladius and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is the sole shareholder of its Subsidiary and does not expect Shares of its Subsidiary to be offered or sold to other investors. The Subsidiary invests solely in Gold Investments and cash and cash equivalents. In compliance with Subchapter M of the Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Gold Investments held in the Subsidiary are intended to provide the Fund with exposure to the gold market consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities and related instruments. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund expects to invest at least 80% of its net assets in “Gold Investments.” The Fund may invest up to 20% of its assets in fixed-income securities, such as U.S. Treasury securities; money market securities and cash or cash equivalents; and equity and debt securities unrelated to gold or the gold industry. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. In compliance with Subchapter M of the Code, the Fund may invest up to 25% of its total assets in the Subsidiary.
Wayfinder Oil ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder Oil ETF is an actively-managed exchange-traded fund (“ETF”) that pursues its investment objective by aiming to deliver an attractive total return with less volatility than an outright investment in oil over a full market cycle. Under normal circumstances, the Fund invests at least 80% of its net assets in “CL Investments.” The Fund defines “CL Investments” as (i) securities related to oil, including but not limited to other ETFs, exchanged-traded notes and other exchange-traded products related to issuers principally engaged in the crude oil industry or otherwise backed by or linked to the price of physical oil and (ii) exchange-traded oil options contracts and other exchange-traded or over-the-counter (“OTC”) derivatives (i.e., options on futures, futures and swaps) that the Fund’s investment adviser, Gladius, believes correlate to the investment returns of physical oil, based on its determination of the notional value of such derivative instruments. As discussed below, the Fund makes some investments through a special purpose trading subsidiary in which the Fund may invest up to 25% of its total assets.

The Fund primarily utilizes U.S. listed options but may also invest in options listed on international exchanges or in OTC markets. In general, an option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset at an agreed-upon price (“strike price”) at or prior to a specified date (“expiration date”) in the near future. In the case of a “call option,” the purchaser has the right to buy the particular asset and the seller of a “call option” has the obligation to deliver the particular asset at the strike price. In the case of a “put option,” the purchaser has the right to sell the particular asset and the seller of a “put option” has the obligation to purchase the particular asset at the strike price.

The Fund may invest up to 20% of its assets in fixed-income securities, such as U.S. Treasury securities; money market securities and cash or cash equivalents; and equity and debt securities unrelated to oil or the oil industry. The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instrument, cash or cash equivalents for cash management purposes. For cash management purposes, the Fund may use the Underlying Fund, or similar strategies directly or through derivatives, including listed options, index options, or FLEX Options with customized terms. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. The Underlying Fund primarily utilizes a combination of long and short exchange-listed options (including FLEX Options, that is, customizable options) commonly called a box spread (“Box Spread”).

The Fund makes some CL Investments by investing through a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Gladius and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is the sole shareholder of its Subsidiary and does not expect Shares of its Subsidiary to be offered or sold to other investors. The Subsidiary invests solely in CL Investments and cash and cash equivalents. In compliance with Subchapter M of the Internal Revenue the Code, the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s CL Investments held in the Subsidiary are intended to provide the Fund with exposure to the crude oil market consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodities and related instruments. The Cayman Subsidiary makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. The Fund complies with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Subsidiary. The Subsidiary also complies with Section 17 of the 1940 Act relating to affiliated transactions and custody.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets in “CL Investments.” The Fund may invest up to 20% of its assets in fixed-income securities, such as U.S. Treasury securities; money market securities and cash or cash equivalents; and equity and debt securities unrelated to oil or the oil industry. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. In compliance with Subchapter M of the Internal Revenue the Code, the Fund may invest up to 25% of its total assets in the Subsidiary.
Wayfinder U.S. Market Better Beta ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder U.S. Market Better Beta ETF is an actively-managed exchange-traded fund (“ETF”) that seeks capital appreciation similar to a long S&P 500 exposure with enhanced risk characteristics. Beta is a measure of an individual security’s systematic risk compared to overall market movements. The Fund seeks exposure to generate “better beta,” which the Fund defines as risk managed exposure to the U.S. equity securities markets. In pursuing the Fund’s investment strategy, the Fund’s investment adviser, Gladius, actively adjusts portfolio exposures and hedges to optimize return and risk profiles across varying market conditions.

The Fund expects to invest primarily in listed options on the S&P 500 Index (the “S&P 500”) and securities that track such index, such as the SPDR S&P 500 ETF Trust. The Fund does not seek to replicate the performance or holdings of the S&P 500, and the Fund’s performance may vary significantly from that of the S&P 500. The Fund may also invest in swaps or futures.

The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instruments, cash or cash equivalents for cash management purposes. For cash management purposes, the Fund may use the Underlying Fund, or similar strategies directly or through derivatives, including listed options, index options, or FLEX Options with customized terms. The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. The Underlying Fund primarily utilizes a combination of long and short exchange-listed options (including Flex Options, that is, customizable options) commonly called a box spread (“Box Spread”).

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

The Fund has adopted an 80% policy, under which the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. investments, including equity securities and related derivatives that provide exposure to U.S. issuers or markets. For purposes of this policy, investments that are considered tied economically to the United States include, but are not limited to: securities of issuers that are organized or incorporated under the laws of the United States; issuers whose principal place of business is in the United States; issuers that derive a majority of their revenues from business activities within the United States; U.S. Treasury securities and U.S. Treasury futures contracts; and other financial instruments that provide exposure to U.S. equity or fixed income markets, including derivatives based on U.S. indices or securities.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund’s allocations supporting its stated investment objectives are dynamic and dependent on prevailing market conditions. Such allocations may range from 0% to 99% of net assets, with the remainder invested in instruments utilized for cash management purposes. The Fund has adopted an 80% policy, under which the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. investments, including equity securities and related derivatives that provide exposure to U.S. issuers or markets.
Wayfinder Saber ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Wayfinder Saber ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to deliver equity like returns while employing an explicit defensive derivatives structure to mitigate periods of heightened volatility and market drawdowns. In pursuing the Fund’s investment strategy, the Fund’s investment adviser, Gladius, actively adjusts portfolio exposures and hedges to optimize return and risk profiles across varying market conditions.

The Fund invests primarily in listed options on the S&P 500 Index (the “S&P 500”). The Fund does not seek to replicate the performance or holdings of the S&P 500 and the Fund’s performance may vary significantly from that of the S&P 500.

The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instruments, cash or cash equivalents for cash management purposes. The Underlying Fund primarily utilizes a combination of long and short exchange-listed options (including FLEX Options, that is, customizable options) commonly called a box spread (“Box Spread”).

While investing in a particular sector is not a principal investment strategy of the Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

The Fund intends to elect to be, and intends to qualify each year for treatment as, a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

Strategy Portfolio Concentration [Text]	The Fund invests primarily in listed options on the S&P 500 Index (the “S&P 500”). The Fund may also invest in an affiliated ETF, the Wayfinder Dynamic U.S. Interest Rate ETF (the “Underlying Fund”), or other instruments including equity securities, fixed-income securities, such as U.S. Treasury securities, money market instruments, cash or cash equivalents for cash management purposes.